Invested and working capital (Tables)	6 Months Ended
Dec. 31, 2025
Invested and working capital [Abstract]
Cash Assets
4.1.	Cash assets

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Cash at bank	10,843	21,001	19,205
Short term deposits	7,020	4,058	16,510
Total cash assets	17,863	25,059	35,715
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period	(4,070)	(9,554)	(7,825)
Adjustments to reconcile profit to net cash flows:
Depreciation	177	277	118
Exploration expenditure written-off	-	37	31
Share-based payments	1,102	3,164	1,633
Net foreign exchange differences - unrealized	(19)	(45)	(96)
Interest income	(308)	(681)	(1,293)
Interest expense	8	26	11
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables	(409)	127	(50)
(Decrease) / increase in provisions and employee benefits	(158)	34	(60)
Increase in accounts payable	608	(173)	344
Interest paid	-	(17)	(11)
Net cash used in operating activities	(3,069)	(6,805)	(7,198)

Receivables
4.2.	Receivables

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Interest receivable	-	-	-
Other debtors	160	143	195
Prepayments	348	49	129
Total current trade and other receivables	508	192	324

Non-current
Other debtors	289	289	276
Total non-current trade and other receivables	289	289	276

Total current and non-current trade and other receivables	797	481	600

Current Assets - Other
4.3.	Current assets - other
	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Prepayments	3	16	19
Total current other assets	3	16	19

Information Related to Plant and Equipment
4.4.	Plant and equipment

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Leasehold improvements - at cost	88	-	-
Less accumulated depreciation	(3)	-	-
Total leasehold improvements	85	-	-

Plant and equipment - at cost	626	606	606
Less accumulated depreciation	(376)	(317)	(200)
Total plant and equipment	250	289	406

Reconciliation of the movement
Opening balance	289	406	522
Additions	20	-	2
Transfers in/(out)	88	-	-
Depreciation expense	(62)	(117)	(118)
Closing balance	335	289	406

Right of Use Asset
4.5.	Right of Use Asset

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Premises - at cost	755	755	368
Less accumulated amortization	(489)	(421)	(297)
Total Right of Use Asset	266	334	71

Reconciliation of the movement
Opening balance	334	71	202
Additions	-	423	11
Amortization expense	(68)	(160)	(142)
Foreign exchange translation difference	-	-	-
Closing balance	266	334	71

Exploration and Evaluation Expenditure
	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Exploration and evaluation expenditure	209,009	203,110	187,664
Reconciliation of movement
Opening balance	203,110	187,664	152,226
Additions - Rhyolite Ridge	5,850	15,300	35,398
Exploration expenditure - non core	49	183	71
Exploration expenditure - written off	-	(37)	(31)
Carrying amount at the end of the period	209,009	203,110	187,664

Non-current Assets - Other
4.7.	Non-current assets - other
	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Unamortized loan fees	4,273	4,252	-

Payables
4.8.	Payables

	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000
Current
Trade creditors and other payables	962	2,066	4,056
Accrued expenses	724	342	487
Lease Liabilities	151	106	41
Total current payables	1,837	2,514	4,584

Non-current
Lease Liabilities	184	267	42
Total non-current payables	184	267	42
Total current and non-current payables	2,021	2,781	4,626

Borrowings
4.9.	Borrowings
	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Current
Other current debt	-	-	1,200
Total borrowings	-	-	1,200

Provisions	Employee entitlements
	Dec 31,	June 30,	June 30,
	2025	2025	2024
	$’000	$’000	$’000

Current
Provision for employee benefits	303	462	428
Total provisions	303	462	428